Annual Fund Operating Expenses - Martin Currie International Unconstrained Equity Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.88%
Expenses (as a percentage of Assets)	4.88%
Fee Waiver or Reimbursement	(3.68%)
Net Expenses (as a percentage of Assets)	1.20%
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.08%
Expenses (as a percentage of Assets)	5.08%
Fee Waiver or Reimbursement	(3.68%)
Net Expenses (as a percentage of Assets)	1.40%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	3.94%
Expenses (as a percentage of Assets)	5.69%
Fee Waiver or Reimbursement	(3.74%)
Net Expenses (as a percentage of Assets)	1.95%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	4.04%
Expenses (as a percentage of Assets)	5.29%
Fee Waiver or Reimbursement	(3.84%)
Net Expenses (as a percentage of Assets)	1.45%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.94%
Expenses (as a percentage of Assets)	4.69%
Fee Waiver or Reimbursement	(3.84%)
Net Expenses (as a percentage of Assets)	0.85%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.86%
Expenses (as a percentage of Assets)	4.61%
Fee Waiver or Reimbursement	(3.86%)
Net Expenses (as a percentage of Assets)	0.75%